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                                 AQUINAS FUNDS

                         ------------------------------
                               SEMI-ANNUAL REPORT
                          -----------------------------

                            THE AQUINAS FUNDS, INC.
                                 1-800-423-6369

                          ---------------------------
                                 June 30, 2002
                          ---------------------------

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DEAR SHAREHOLDER:                                                     JUNE 2002

I AM PLEASED TO REPORT THAT LIPPER FINANCIAL, THE COMPANY THAT PROVIDES MOST NEWSPAPERS WITH THEIR MUTUAL FUND DATA, CONTINUED TO RANK THREE AQUINAS FUNDS AS LIPPER LEADERS (TOP 20%) FOR CONSISTENT RETURNS OR FOR PRESERVATION OF CAPITAL. SEE THE INDIVIDUAL FUND COMMENTS FOR DETAILS.

THE GOOD RATINGS REFLECT RELATIVE PERFORMANCE COMPARED TO PEERS OVER LONGER PERIODS OF TIME. THE TOUGH NEWS IS THAT THE FIRST HALF OF 2002 HAS BEEN A ROUGH PERIOD OF TIME FOR MOST INVESTMENT ASSET CLASSES.

WHILE THE MAJOR ISSUE FOR THE LAST HALF OF 2001 WAS THE TERRORISM OF SEPTEMBER 11TH, THE MAJOR ISSUE SO FAR IN 2002 HAS BEEN THE "FINANCIAL TERRORISM" IN THE EXECUTIVE OFFICES OF SOME MAJOR COMPANIES AS FRAUD, DECEIT, COMPLICITY AND EVEN STUPIDITY REIGNED. WORLDCOM, ENRON, QWEST, XEROX AND OTHERS HAVE CAUSED A LOSS OF INVESTOR CONFIDENCE IN THE TRUE EARNINGS AND FINANCIAL HEALTH OF MAJOR COMPANIES. ADDITIONALLY, WE FIND A LOSS OF CONFIDENCE IN THE ACCOUNTING PROFESSION, ESPECIALLY ARTHUR ANDERSEN. Add to this disaster the fallout as suppliers to these large companies are faced with the loss of future sales or even the collection of payment for prior sales and one can understand why the equity markets and now the bond markets are having problems.

Our Catholic values shareholder activism continued to see results in 2002. We are happy that parts of corporate America realize that social investing is a good long-term strategy. HARLEY-DAVIDSON responded favorably to our efforts to stop their donations to Planned Parenthood. They will no longer donate to Planned Parenthood.

Additionally, THESE GREAT COMPANIES AND MORE have become even better as they worked with the Aquinas Funds on social issues over the past years:

GE - WHIRLPOOL - MERCK - TEXACO - JOHNSON & JOHNSON - LUBY'S - CLEAR CHANNEL COMMUNICATIONS - OUTDOOR SYSTEMS - PNC BANK - AIG - FORD - BANK ONE - DISNEY - BANKAMERICA- TENET - AETNA - US WEST - RJR - GTE(now VERIZON) - AT&T - ABBOTT LABS - HOESCHT - NBC-TV (part of GE) - 3M - SARA LEE - AMERICAN (now FORTUNE) BRANDS

As a shareholder, you have been a participant in this positive impact on our society.

YOUR INVESTMENTS CONTINUE TO PROVIDE THE FOUNDATION FOR OUR WORK ON PROFESSIONAL ACTIVISM WITH CORPORATE AMERICA ON CATHOLIC ISSUES.

WHERE DO WE SEE THE MARKETS IN THE NEAR FUTURE? Investors may need to understand that a return to high single digit and low two digit returns is a return to the long-term realities of securities investing. The Aquinas Funds have always stated that patient investing provides good long-term returns.

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--------------------------------------------------------------------------------
                                                   THREE    FIVE   AVERAGE
                                                    YEAR    YEAR    ANNUAL
TOTAL RETUNRS FOR THE           SIX       ONE     AVERAGE AVERAGE   SINCE
PERIODS ENDED JUNE 30, 2002   MONTHS      YEAR     ANNUAL  ANNUAL INCEPTION(1)
----------------------------------------------------------------------------
  Aquinas Fixed Income Fund    0.19%      5.16%     6.14%    5.83%   5.54%
----------------------------------------------------------------------------
  Aquinas Value Fund          -9.30%    -13.12%    -8.00%    0.17%   7.28%
----------------------------------------------------------------------------
  Aquinas Growth Fund         -9.92%    -17.28%    -3.54%    5.80%   9.98%
----------------------------------------------------------------------------
  Aquinas Small-Cap Fund(2)  -14.14%    -18.19%    -7.60%   -0.21%   4.66%
----------------------------------------------------------------------------

(1)Inception date of January 3, 1994. Returns shown include the reinvestment of all dividends. Performance reflects fee waivers in effect. Absent fee waivers, total returns would be reduced. Past performance is not predictive of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

(2)Prior to November 1, 2000, the Small-Cap Fund was known as the "Balanced Fund" and it was designed to provide one vehicle for participating in the investment strategies of the Value Fund, Growth Fund and Fixed Income Fund.

AQUINAS FIXED INCOME FUND returned 0.19% for the six months ended 6/30/02. This compared to the Lehman Brothers Gov't./Credit Index return of 3.26% and the Lipper A-Rated Bond Index return of 2.81%. During 2002, the Federal Reserve sharply reduced interest rates. The Aquinas Fixed Income Fund usually performs well in such an environment because of our purchase of securities with imbedded puts, which increases the value of a security when interest rates move rapidly in either direction. This period, the markets paid a premium for high-quality government securities and less for non-government guaranteed securities in our portfolio. This is a reaction to the concern of fraud and corporate financial honesty. Lipper gave this Fund 1, its highest rating. It was designated a LIPPER LEADER FOR PRESERVATION OF CAPITAL AS OF JUNE 30, 2002.

AQUINAS VALUE FUND, our large-cap value Fund, had a six month return of -9.30% versus the benchmark Russell 1000R Value Index of -4.78% and the Lipper Large-Cap Value Index return of -9.11%. While the value style of investing is returning to favor, Aquinas Value Fund has never been out of this style. We are proud of the fact that we do not style drift. If you use asset allocation, this is one Fund that you can use without worrying about a manager changing investment style.

AQUINAS GROWTH FUND had a six month return of -9.92% versus the benchmark Russell 3000R Growth Index return of -12.25% and S&P 500R Index which was - 13.16%. For a long-term view, over the last five years, the Russell 3000R had an annual average return of 3.85% versus an annual average return of 5.80% for the Aquinas Growth Fund. Additionally, for the same time period, the S&P 500R had an annual average return of 3.66% which was less than the Aquinas Growth Fund. We use two sub-advisers with this Fund, which adds diversification. This diversification smoothes out the peaks and valleys that other diversified funds with more concentrated portfolios usually experience. When you review the five-year record of this Fund, you can see that we have obtained better results than indices which are considered tough to beat. Lipper Financial designated this Fund a LIPPER LEADER WITH A TOP RATING FOR CONSISTENT RETURNS AS OF 6/30/02.

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AQUINAS SMALL-CAP FUND with a six month return of -14.14%, performed below the
Russell 2000R Growth Index which has both growth and value components to it and had a six month return of -4.70%. The Aquinas Small-Cap Fund only has a small-cap growth manager and most of the Russell 2000R return came from the value stocks in that Index. When the Fund becomes larger, we intend to add a small-cap value manager. The current manager, John McStay Investment Counsel, has a very good long-term record and compared to the Russell 2000R Growth Index of -17.35%, they did relatively well. We ask our investors to be patient because the small-cap sector moves rapidly when the investment world believes that small-cap is the place to be. Please remember this Fund returned a positive 13.12% over the last three months of 2001. It was given a LIPPER LEADER RATING FOR CONSISTENT RETURNS ON 6/30/02.

IS THE LIGHT AT THE END OF THE TUNNEL JUST AN ONCOMING TRAIN? NO. IT IS SUNLIGHT! Yes, over the last six months the markets continued to have a downward move that is now in its third year and has lasted longer than most down trends since the 1930s. It is understandable. In the late 1990s the market had excessive exuberance and now it appears to have excessive pessimism. Market professionals know that the long-term trend is up but many investors ask how long must they wait. Patience is required but many investors are not patient. No one knows when the market will turn around; but, serious investors do know that one must be invested to participate in the rebound.

Fraud is a major factor in investor pessimism. Fraud initiated by corrupt management and fraud facilitated by weak auditors. The demise of the major accounting firm Arthur Andersen is troubling and reflects the fact that a few "bad apples" can truly spoil the barrel. Those "bad apples" surfaced when the corrupt management of the companies involved pressured the auditor to approve the "new accounting." When the woes of Arthur Andersen surfaced with Enron, Aquinas Funds began a process to interview other outside auditors because Arthur Andersen was also our auditor. We are confident that the Arthur Andersen employees on the Aquinas Funds were professional and diligent; and, I want to assure our investors that we have never asked for any accounting changes - ever. Our preparation enabled us to make a smooth transition as other bad news about companies audited by Arthur Andersen surfaced. With the demise of Arthur Andersen, the Aquinas Funds hired Deloitte and Touche as our auditor for 2002.

Thank you again for your continued confidence and support.

Sincerely,

/s/Frank Rauscher

Frank Rauscher
President and Treasurer


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LIPPER DISCLOSURES:
HOW WE SCORE LIPPER LEADERS FOR CONSISTENT RETURN:

For scoring purposes, we group funds first by their broad asset class, such as Equity Funds, and then into peer groups, which are funds with similar underlying investments or investment objectives, such as Large-Cap Growth, Small-Cap Growth, or Intermediate Investment-Grade Debt Funds.

We then apply a highly sophisticated consistent return calculation that evaluates two fund characteristics: consistency, or the strength of a fund's performance trend, and Effective Return, the fund's return adjusted for its historical downside risk. Each fund's score evaluates the fund's Consistent Return performance over the past 36 months.

Fund scores range from 1 to 5. The funds that score 1 are recognized as Lipper Leaders for Consistent Return. The Lipper Leaders list is updated monthly.

A current list of Lipper Leaders for Consistent Return is available for your review, and be sure to check the Consistent Return score of the funds you own or are considering for purchase.

HOW WE SCORE LIPPER LEADERS FOR PRESERVATION:

Funds that preserve capital over the longer term typically excel at avoiding negative returns during shorter time periods as well, relative to other funds in the asset class. Lipper evaluates a fund's monthly returns over 36 months and identifies those funds that have had fewer and less severe negative monthly performance periods compared to other funds in its asset class.

Fund scores range from 1 to 5. The funds that score 1 are recognized as Lipper Leaders for Preservation.

The list of Lipper Leaders is updated monthly.

Through historical research, Lipper tested the methodology that identifies Lipper Leaders for Preservation.

In tests using 20 years of performance data, on average about two out of every three funds that scored 1 for preservation maintained that exceptional score for at least 18 months.

A current list of Lipper Leaders for Preservation is available for your review, and be sure to check the Preservation score of the funds you own or are considering for purchase.

Under no circumstances does information about Lipper Leader funds constitute a recommendation to buy or sell mutual funds. Lipper Leaders measures, analyze past fund performance, and investors should remember that past performance is no guarantee of future results. Lipper Leaders status is calculated monthly using data available at the time of calculation; Lipper undertakes no responsibility for updating the calculations more frequently than monthly to incorporate more current data.

webmaster@lipper.reuters.com Copyright 2002c Reuters. All rights reserved.
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FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)

Principal
  Amount                                                       Value
---------                                                      -----

             FIXED INCOME BONDS 96.6%
             ASSET-BACKED SECURITIES 11.3%
$190,000     Amresco Commercial Mortgage
             Funding I, 7.19%, 6/17/29                     $   206,996
 175,996     Amresco Residential Securities
             Mortgage Loan Trust,
             7.615%, 3/25/27                                   179,137
 350,000     Asset Securitization Corp.,
             7.49%, 4/14/29                                    386,200
 130,000     Asset Securitization Corp.,
             6.75%, 2/14/43                                    138,370
 316,984     Chase Commercial Mortgage
             Securities Corp., 7.37%, 6/19/29                  343,524
 345,086     Chase Commercial Mortgage
             Securities Corp., 6.45%, 12/12/29                 361,720
 229,260     Chase Commercial Mortgage
             Securities Corp., 6.34%, 5/18/30                  240,380
 613,736     Chase Mortgage Finance Corp.,
             6.50%, 1/25/32                                    622,015
 370,000     First Union - Lehman Brothers
             Commercial Mortgage,
             6.60%, 11/18/29                                   393,110
  23,291     First Union - Lehman Brothers
             Commercial Mortgage,
             6.479%, 11/18/29                                   23,287
 368,827     JP Morgan CMFC, 7.069%, 9/15/29                   391,992
 200,000     MBNA Master Credit Card Trust,
             7.35%, 7/16/07                                    218,605
 235,197     Morgan Stanley Capital Funding I,
             6.19%, 1/15/07                                    246,680
 715,232     Morgan Stanley Capital Funding I,
             6.25%, 7/15/07                                    749,084
 344,889     Prudential Securities Secured
             Financing Corp., 6.172%, 10/15/04                 353,391
 411,185     Prudential Securities Secured
             Financing Corp., 6.074%, 11/1/31                  429,101
 120,000     Salomon Brothers Mortgage
             Securities VII, 7.80%, 10/25/26                   127,628
                                                           -----------
                                                             5,411,220
                                                           -----------

Principal
  Amount                                                       Value
---------                                                      -----

             CONVERTIBLE BONDS 2.5%
 $625,000    America Online, 12/6/19_                      $   317,188
  900,000    Bell Atlantic Financial,
             4.25%, 9/15/05                                    904,500
                                                           -----------
                                                             1,221,688
                                                           -----------

             CORPORATE BONDS 61.1%
  190,000    Ace Ltd., 6.00%, 4/1/07                           196,378
  570,000    Aetna Inc., 6.97%, 8/15/36                        605,667
   80,000    Alltel Corp., 7.00%, 7/1/12                        79,822
   90,000    Amerada Hess, 7.875%, 10/1/29                      98,340
  240,000    AOL Time Warner, Inc.,
             6.85%, 1/15/26                                    243,513
  415,000    AOL Time Warner, Inc.,
             7.625%, 4/15/31                                   363,377
   50,000    AT&T Corp., 6.00%, 3/15/09                         38,750
  125,000    AXA Financial, Inc., 7.75%, 8/1/10                139,766
  355,000    Bellsouth Capital Funding,
             6.04%, 11/15/26                                   372,888
  900,000    Bellsouth Capital Funding,
             7.12%, 7/15/97                                    887,513
  735,000    Boeing Co., 7.95%, 8/15/24                        854,247
   40,000    British Telecom PLC,
             8.625%, 12/15/30                                   43,567
  150,000    Capital One Bank, 6.875%, 2/1/06                  148,263
   65,000    C.I.T. Group, Inc., 7.625%, 8/16/05                64,030
  400,000    Citigroup, Inc., 6.875%, 6/1/25                   430,354
   70,000    Citizens Communications,
             9.25%, 5/15/11                                     66,455
  190,000    Clear Channel Communications,
             7.875%, 6/15/05                                   199,905
1,255,000    Coca-Cola Enterprises, Inc.,
             7.00%, 10/1/26                                  1,358,261
  140,000    Coca-Cola Enterprises, Inc.,
             6.75%, 9/15/28                                    141,360
   80,000    Comcast Cable Communication,
             6.75%, 1/30/11                                     71,455
  600,000    Commercial Credit Co.,
             7.875%, 2/1/25                                    689,103

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FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2002 (UNAUDITED)

Principal
  Amount                                                        Value
---------                                                       -----

             CORPORATE BONDS 61.1% (CONT'D.)
 $141,646    Continental Airlines, 8.048%, 11/1/20          $  144,559
  150,000    Countrywide Home Loan,
             5.50%, 8/1/06                                     153,328
  400,000    Delta Air Lines, 7.57%, 11/18/10                  429,137
   40,000    Deutsche Telecommunications,
             8.25%, 6/15/30                                     37,184
   55,380    East Coast Power LLC,
             7.066%, 3/31/12                                    52,245
   70,000    El Paso Corp., 7.00%, 5/15/11                      66,992
  150,000    EOP Operating LP, 8.10%, 8/1/10                   168,066
  190,000    First Union Corp., 6.40%, 4/1/08                  201,510
  295,000    First Union Corp., 6.824%, 8/1/26                 324,060
  940,000    First Union Corp., 7.50%, 4/15/35               1,027,943
1,345,000    Ford Motor Credit Co.,
             7.375%, 10/28/09                                1,392,348
  200,000    Ford Motor Credit Co.,
             7.25%, 10/25/11                                   200,959
  150,000    Fred Meyer, Inc., 7.375%, 3/1/05                  160,905
  905,000    General Electric Capital Corp.,
             6.00%, 6/15/12                                    900,708
  555,000    General Mills, Inc., 6.00%, 2/15/12               549,775
  400,000    General Motors Acceptance Corp.,
             7.75%, 1/19/10                                    423,238
  750,000    General Motors Acceptance Corp.,
             8.875%, 6/1/10                                    842,715
  130,000    General Motors Acceptance Corp.,
             7.25%, 3/2/11                                     132,729
  522,240    General Motors Acceptance Corp.
             CMSI, 6.451%, 4/16/29                             540,000
  950,000    Grand Metropolitan Investment PLC,
             7.45%, 4/15/35                                  1,056,266
  100,000    Hertz Corp., 7.625%, 6/1/12                        98,592
1,000,000    Household Finance Corp.,
             7.20%, 7/15/06                                  1,049,237
  130,000    Household Finance Corp.,
             6.40%, 6/17/08                                    130,415
  980,000    Hydro-Quebec, 8.05%, 7/7/24                     1,174,758
                                                           -----------
  800,000    IBM Corp., 6.22%, 8/1/27                          845,094
                                                            ----------


Principal
  Amount                                                       Value
---------                                                      -----

             CORPORATE BONDS 61.1% (CONT'D.)
 $105,341    Indiantown Cogeneration,
             9.26%, 12/15/10                               $   108,160
  160,000    International Lease Finance Corp.,
             5.75%, 10/15/06                                   165,067
1,005,000    Lehman Brothers, Inc., 7.50%, 8/1/26            1,043,795
   70,000    Lehman Brothers Hldg., Inc.,
             7.75%, 1/15/05                                     75,250
  265,000    Lehman Brothers Hldg., Inc.,
             8.80%, 3/1/15                                     311,334
  100,000    Morgan Stanley Dean Witter,
             6.60%, 4/1/12                                     101,909
  610,000    Motorola, Inc., 6.50%, 9/1/25                     595,930
  700,000    NationsBank Corp., 8.57%, 11/15/24                833,976
  175,000    News America, Inc., 6.625%, 1/9/08                176,411
  975,000    Norfolk Southern Corp.,
             7.05%, 5/1/37                                   1,027,086
  146,043    NRG South Central LLC,
             8.962%, 3/15/16                                   129,867
  605,000    Procter & Gamble, 8.00%, 9/1/24                   727,284
  100,000    Progressive Corp., 6.375%, 1/15/12                102,762
  172,000    PSEG Energy Holdings,
             8.50%, 6/15/11                                    160,548
   80,000    Qwest Capital Funding, 7.25%, 2/15/11              44,800
  150,000    Sears Roebuck Acceptance Corp.,
             6.75%, 8/15/11                                    153,800
  110,000    Tenet Healthcare Corp.,
             6.50%, 6/1/12                                     112,490
  160,000    Textron Financial Co.,
             5.95%, 3/15/04                                    164,992
1,520,000    Tyco International Group,
             6.25%, 6/15/13                                  1,322,430
1,185,000    Union Carbide Corp., 6.79%, 6/1/25              1,187,620
  392,996    United Airlines, 6.071%, 3/1/13                   369,555
  100,000    US Bank NA, 6.30%, 2/4/14                         102,891
  555,000    US West Capital Funding,
             6.375%, 7/15/08                                   308,025
   80,000    Verizon Global Funding Corp.,
             6.875%, 6/15/12                                    78,532
   70,000    Verizon Maryland, Inc., 6.125%, 3/1/12             66,567

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FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2002 (UNAUDITED)

Principal
  Amount                                                      Value
---------                                                     -----

             CORPORATE BONDS 61.1% (CONT'D.)
  $70,000    Washington Mutual, Inc.,
             6.25%, 5/15/06                               $     72,659
  500,000    WMX Technologies, Inc.,
             7.10%, 8/1/26                                     507,540
1,200,000    WorldCom, Inc., 7.75%, 4/1/27                     180,000
                                                           -----------
                                                            29,427,057
                                                           -----------

             FOREIGN GOVERNMENT AGENCIES 0.6%
  150,000    Malaysia, 7.50%, 7/15/11                          159,386
  140,000    Republic of South Africa,
             7.375%, 4/25/12                                   138,425
                                                           -----------
                                                               297,811
                                                           -----------

             U.S. GOVERNMENT AGENCIES 10.0%
   69,212    FGLMC, Pool G00598,
             8.50%, 11/1/26                                     74,339
  160,855    FHLMC, Pool 555316, 9.00%, 6/1/19                 177,113
  130,000    FHLMC, 6.00%, 6/15/11                             136,092
  126,672    FHLMC, 9.50%, 12/1/22                             140,803
  180,000    FHLMC, 6.50%, 10/15/25                            186,763
  500,000    FHLMC, 6.50%, 8/15/26                             517,324
  292,396    FHLMC, 7.264%, 8/1/29                             302,916
  195,201    FHLMC, 8.50%, 8/15/29                             210,076
  315,000    FHLMC, 6.50%, 4/15/30                             319,762
  210,000    FHLMC, 6.50%, 12/15/30                            214,737
  460,000    FNCI 15 Year TBA, 5.50%, 7/1/17                   460,000
  480,000    FNCL 30 Year TBA, 6.00%, 7/1/32                   465,150
  335,000    FNMA, 5.50%, 2/15/06                              351,712
  200,000    FNMA, 7.25%, 1/15/10                              226,686
  140,000    FNMA, 7.216%, 7/17/17*                            148,069
   65,000    FNMA, 7.372%, 11/17/18*                            71,242
  315,000    FNMA, 7.00%, 4/25/20                              329,775
  210,000    FNMA, 6.50%, 2/25/25                              216,221
   22,339    FNMA, 7.233%, 4/1/30                               23,232
  155,144    GN, Platinum #780904,
             9.50%, 7/15/18                                    173,715
   75,742    GNSF, Pool 781214,
             8.50%, 12/15/27                                    81,638
                                                           -----------
                                                             4,827,365
                                                           -----------

Principal
 Amount                                                         Value
--------                                                        -----

             U.S. TREASURY OBLIGATIONS 11.1%
  $70,000    U.S. Treasury Bond, 7.625%, 2/15/25         $      87,329
  365,000    U.S. Treasury Bond, 6.75%, 8/15/26                415,473
  200,000    U.S. Treasury Bond, 5.25%, 11/15/28               188,043
   90,000    U.S. Treasury Bond, 5.25%, 2/15/29                 84,665
  240,000    U.S. Treasury Bond, 6.125%, 8/15/29               254,894
   97,000    U.S. Treasury Bond, 6.25%, 5/15/30                105,074
1,745,000    U.S. Treasury Note, 5.50%, 2/28/03              1,786,999
  625,000    U.S. Treasury Note, 3.375%, 4/30/04               631,594
  282,000    U.S. Treasury Note, 7.875%, 11/15/04              312,518
   45,000    U.S. Treasury Note, 3.50%, 11/15/06                44,198
  770,000    U.S. Treasury Note, 4.875%, 2/15/12               772,890
1,265,000    U.S. Treasury Strips, 5/15/18                     498,800
   70,000    U.S. Treasury Strips, 2/15/20                      24,613
  200,000    U.S. Treasury Strips, 11/15/21                     63,272
  300,000    U.S. Treasury Strips, 11/15/27                     67,274
                                                           -----------
                                                             5,337,636
                                                           -----------

            Total Fixed Income Bonds
            (cost $46,877,327)                              46,522,777
                                                           -----------

            SHORT-TERM INVESTMENT 5.3%

2,559,632   UMB Bank, n.a., Money Market
            Fiduciary, Demand Deposit, 0.2%
            (cost $2,559,632)                                2,559,632
                                                           -----------

            Total Investments 101.9%
            (cost $49,436,959)                              49,082,409

            Liabilities less
            Other Assets (1.9)%                              (935,688)
                                                           -----------

            Net Assets 100.0%                              $48,146,721
                                                           ===========

            - Zero coupon security.
            * Floating rate securities. These securities are shown at their current rates as of June 30, 2002. Yields vary with a designated market index or market rate.

            See notes to financial statements.

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VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)

 Number
of Shares                                                      Value
---------                                                      -----

            COMMON STOCKS 97.0%

            AEROSPACE-DEFENSE 3.2%
   4,500    General Dynamics Corp.                         $   478,575
   4,400    Northrop Grumman Corp.                             550,000
   5,500    Raytheon Company                                   224,125
                                                           -----------
                                                             1,252,700
                                                           -----------

            ALUMINUM PRODUCTS 2.2%
  25,500    Alcoa, Inc.                                        845,325
                                                           -----------

            BANKING 9.7%
  20,100    Bank of America Corp.                            1,414,236
  18,200    Bank of New York Co., Inc.                         614,250
   9,700    Mellon Financial Corp.                             304,871
   4,300    PNC Financial Services Group, Inc.                 224,804
  23,800    Wells Fargo & Co.                                1,191,428
                                                           -----------
                                                             3,749,589
                                                           -----------

            BIOTECHNOLOGY 2.0%
  15,200    Biogen, Inc.*                                      629,736
   7,700    Genzyme Corp.*                                     148,148
                                                           -----------
                                                               777,884
                                                           -----------

            CHEMICALS 1.6%
   9,900    Dow Chemical Co.                                   340,362
   6,500    Du Pont (E.I.) de Nemours                          288,600
                                                           -----------
                                                               628,962
                                                           -----------

            COMPUTER PRODUCTS 1.5%
  11,068    Hewlett-Packard Co.                                169,119
   5,900    International Business
            Machines Corp.                                     424,800
                                                           -----------
                                                               593,919
                                                           -----------

            COMPUTER SERVICES 2.5%
  11,800    Computer Sciences Corp.*                           564,040
  11,100    Electronic Data Systems Corp.                      412,365
                                                           -----------
                                                               976,405
                                                           -----------

 Number
of Shares                                                       Value
---------                                                       -----

            CONSUMER GOODS 2.3%
   7,800    Hershey Foods Corp.                            $   487,500
   8,000    PepsiCo, Inc.                                      385,600
                                                           -----------
                                                               873,100
                                                           -----------

            CONSUMER SERVICES 1.1%
  25,900    Cendant Corp.*                                     411,292

            ENVIRONMENTAL CONTROL 1.2%
  18,100    Waste Management, Inc.                             471,505

            FINANCIAL SERVICES 12.8%
  32,487    Citigroup, Inc.                                  1,258,871
   6,100    Federal Home Loan Mortgage Corp.                   373,320
  11,600    Federal National Mortgage Assn.                    855,500
   9,300    Franklin Resources, Inc.                           396,552
   5,900    Household International, Inc.                      293,230
   6,200    Lehman Brothers Holdings, Inc.                     387,624
  12,800    MBNA Corp.                                         423,296
   9,800    Morgan Stanley Dean Witter & Co.                   422,184
   5,800    SLM Corporation                                    562,020
                                                           -----------
                                                             4,972,597
                                                           -----------

            FOREST PRODUCTS AND PAPER 2.5%
   9,900    International Paper Co.                            431,442
   8,500    Weyerhaeuser Co.                                   542,725
                                                           -----------
                                                               974,167
                                                           -----------

            HEALTH CARE PRODUCTS 2.6%
  20,118    Boston Scientific Corp.*                           589,860
  14,200    Guidant Corp.*                                     429,266
                                                           -----------
                                                             1,019,126
                                                           -----------

            HEALTH CARE SERVICES 1.2%
   6,200    Tenet Healthcare Corp.*                            443,610
                                                           -----------


(LOGO)
AQUINAS FUNDS
--------------------------------------------------------------------------------

VALUE FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2002 (UNAUDITED)

 Number
of Shares                                                      Value
---------                                                      -----

            INSURANCE 16.4%
   8,000    ACE Ltd.                                       $   252,800
  10,512    American International Group, Inc.                 717,234
  16,200    Aon Corp.                                          477,576
     400    Berkshire Hathaway, Inc.*                          893,600
  11,200    Chubb Corp.                                        792,960
   6,700    CIGNA Corp.                                        652,714
   9,400    Hartford Financial Services
            Group, Inc.                                        559,018
  13,500    Lincoln National Corp.                             567,000
   6,300    Marsh & McLennan Cos., Inc.                        608,580
  21,500    St. Paul Cos., Inc.                                836,780
                                                           -----------
                                                             6,358,262
                                                           -----------

            MANUFACTURING 8.0%
   7,200    3M Co.                                             885,600
   4,600    Caterpillar, Inc.                                  225,170
   6,000    Deere & Co.                                        287,400
   8,300    Honeywell International, Inc.                      292,409
  10,600    Illinois Tool Works, Inc.                          723,980
  15,300    Ingersoll-Rand Co.                                 698,598
                                                           -----------
                                                             3,113,157
                                                           -----------

            MEDIA 0.6%
   9,400    Comcast Corp.*                                     224,096
                                                           -----------

            OFFICE SUPPLIES 2.0%
  12,500    Avery Dennison Corp.                               784,375
                                                           -----------

            OIL AND GAS 7.3%
   5,500    Anadarko Petroleum Corp.                           271,150
  13,743    ChevronTexaco Corp.                              1,216,255
  23,012    ExxonMobil Corp.                                   941,651
   6,800    Phillips Petroleum Co.                             400,384
                                                           -----------
                                                             2,829,440
                                                           -----------

            PAPER AND PAPER PRODUCTS 3.7%
  23,100    Kimberly-Clark Corp.                             1,432,200
                                                           -----------

 Number
of Shares                                                      Value
---------                                                      -----

            RETAIL 8.4%
  19,700    Costco Wholesale Corp.*                      $     760,814
  25,800    Lowe's Cos., Inc.                                1,171,320
  13,200    Safeway, Inc.*                                     385,308
  25,000    Target Corp.                                       952,500
                                                           -----------
                                                             3,269,942
                                                           -----------

            SEMICONDUCTORS 1.4%
  15,400    Applied Materials, Inc.*                           292,908
  14,200    Intel Corp.                                        259,434
                                                           -----------
                                                               552,342
                                                           -----------

            TELECOMMUNICATIONS 2.8%
  29,800    Motorola, Inc.                                     429,716
  15,914    Verizon Communications, Inc.                       638,947
                                                           -----------
                                                             1,068,663
                                                           -----------

            Total Common Stocks
            (cost $38,935,379)                              37,622,658
                                                           -----------

Principal
 Amount
---------

            SHORT-TERM INVESTMENT 2.6%

$989,020    UMB Bank, n.a., Money Market
            Fiduciary, Demand Deposit, 0.2%
            (cost $989,020)                                    989,020
                                                           -----------

            Total Investments 99.6%
            (cost $39,924,399)                              38,611,678

            Other Assets
            less Liabilities 0.4%                              158,662
                                                           -----------

            Net Assets 100.0%                              $38,770,340
                                                           ===========

            *Non-income producing security
            See notes to financial statements.

(LOGO)
AQUINAS FUNDS
--------------------------------------------------------------------------------

GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)

 Number
of Shares                                                      Value
---------                                                      -----

            COMMON STOCKS 94.4%

            APPAREL 0.8%
   6,900    Jones Apparel Group, Inc.*                     $   258,750
  12,900    Tommy Hilfiger Corp.*                              184,728
                                                           -----------
                                                               443,478
                                                           -----------

            BANKING 2.1%
  10,000    BB&T Corp.                                         386,000
  12,300    Fifth Third Bancorp                                819,795
                                                           -----------
                                                             1,205,795
                                                           -----------

            BUILDING 1.6%
   7,300    Centex Corp.                                       421,867
  19,057    D.R. Horton, Inc.                                  496,054
                                                           -----------
                                                               917,921
                                                           -----------

            BUSINESS SERVICES 4.5%
  14,250    Apollo Group, Inc.*                                561,592
  41,400    Concord EFS, Inc.*                               1,247,796
   6,562    Fiserv, Inc.*                                      240,891
   1,700    Hewitt Associates, Inc.*                            39,610
  15,350    Iron Mountain, Inc.*                               473,548
                                                           -----------
                                                             2,563,437
                                                           -----------

            CHEMICALS 2.0%
  14,400    Air Products & Chemicals, Inc.                     726,768
  13,400    Engelhard Corp.                                    379,488
                                                           -----------
                                                             1,106,256
                                                           -----------

            COMPUTER PRODUCTS 2.4%
  25,400    Cisco Systems, Inc.*                               354,330
  23,300    Dell Computer Corp.*                               609,062
   5,300    International Business
            Machines Corp.                                     381,600
                                                           -----------
                                                             1,344,992
                                                           -----------

 Number
of Shares                                                      Value
---------                                                      ------

            COMPUTER SERVICES 1.9%
   7,500    Affiliated Computer Services, Inc.*            $   356,100
  12,400    The Bisys Group, Inc.*                             412,920
  10,900    SunGard Data Systems, Inc.*                        288,632
                                                           -----------
                                                             1,057,652
                                                           -----------

            COMPUTER SOFTWARE 4.8%
   6,400    Certegy, Inc.*                                     237,504
   5,566    Choicepoint, Inc.*                                 253,086
   8,300    Intuit, Inc.*                                      412,676
   9,400    Mercury Interactive Corp.*                         215,824
  22,200    Microsoft Corp.*                                 1,214,340
  12,000    Symantec Corp.*                                    394,200
                                                           -----------
                                                             2,727,630
                                                           -----------

            CONSUMER GOODS 6.1%
  10,300    Fortune Brands, Inc.                               576,800
   5,900    Hershey Foods Corp.                                368,750
  20,300    Pepsi Bottling Group, Inc.                         625,240
  17,200    PepsiCo, Inc.                                      829,040
  12,000    Procter & Gamble Co.                             1,071,600
                                                           -----------
                                                             3,471,430
                                                           -----------

            DISTRIBUTION-WHOLESALE 0.6%
   4,500    Fastenal Co.                                       173,295
   5,300    United Stationers, Inc.                            161,120
                                                           -----------
                                                               334,415
                                                           -----------
            DIVERSIFIED MANUFACTURING
            OPERATIONS 1.9%
  36,100    General Electric Co.                             1,048,705
                                                           -----------

            DRUGS 2.9%
   5,500    Forest Laboratories, Inc.*                         389,400
   1,900    Medicis Pharmaceutical Corp.*                       81,244
  24,900    Pfizer, Inc.                                       871,500
   4,500    Teva Pharmaceutical Industries Ltd.                300,510
                                                           -----------
                                                             1,642,654
                                                           -----------

(LOGO)
AQUINAS FUNDS
--------------------------------------------------------------------------------

GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2002 (UNAUDITED)

 Number
of Shares                                                      Value
---------                                                      ------


            EDUCATION 0.3%
   9,100    Sylvan Learning Systems, Inc.*                 $   181,454
                                                           -----------

            ELECTRONICS-MILITARY 0.5%
   5,000    L-3 Communications
            Holdings, Inc.*                                    270,000
                                                           -----------

            FINANCIAL SERVICES 9.9%
   4,100    Affiliated Managers Group*                         252,150
  16,700    American Express Co.                               606,544
  12,800    AmeriCredit Corp.*                                 359,040
   9,400    Capital One Financial Corp.                        573,870
  27,066    Citigroup, Inc.                                  1,048,807
   6,700    Federal Home Loan Mortgage Corp.                   410,040
  10,500    Lehman Brothers Holdings, Inc.                     656,460
  18,200    MBNA Corp.                                         601,874
  11,000    SLM Corp.                                        1,065,900
                                                           -----------
                                                             5,574,685
                                                           -----------

            FOOD 1.2%
  18,700    Kellogg Co.                                        670,582
                                                           -----------

            HEALTH CARE PRODUCTS 2.4%
  10,800    Baxter International, Inc.                         480,060
  11,500    St. Jude Medical, Inc.*                            850,310
                                                           -----------
                                                             1,330,370
                                                           -----------

            HEALTH CARE SERVICES 3.3%
   6,600    Anthem, Inc.*                                      445,368
   8,800    HCA, Inc.                                          418,000
  10,500    Tenet Healthcare Corp.*                            751,275
   5,900    Triad Hospitals, Inc.*                             252,048
                                                           -----------
                                                             1,866,691
                                                           -----------

            HOME FURNISHINGS 0.5%
   7,200    Maytag Corp.                                       307,080
                                                           -----------

 Number
of Shares                                                       Value
---------                                                       -----

            INSURANCE 7.5%
  12,500    AMBAC Financial Group, Inc.                    $   840,000
  11,539    American International Group, Inc.                 787,306
   6,000    Marsh & McLennan Cos., Inc.                        579,600
   9,600    The PMI Group, Inc.                                366,720
  19,300    Principal Financial Group*                         598,300
  12,700    Radian Group, Inc.                                 620,395
  23,500    Travelers Property Casualty Corp.*                 415,950
                                                           -----------
                                                             4,208,271
                                                           -----------

            MANUFACTURING 3.2%
   6,800    Danaher Corp.                                      451,180
  12,400    Harley-Davidson, Inc.                              635,748
  26,000    Masco Corp.                                        704,860
                                                           -----------
                                                             1,791,788
                                                           -----------

            MEDIA 1.7%
  14,200    Hispanic Broadcasting Corp.*                       370,620
   7,300    Scholastic Corp.*                                  276,670
  10,200    Univision Communications, Inc.*                    320,280
                                                           -----------
                                                               967,570
                                                           -----------

            MEDICAL 3.6%
  21,800    Johnson & Johnson                                1,139,268
  20,000    Laboratory Corp. of
            America Holdings*                                  913,000
                                                           -----------
                                                             2,052,268
                                                           -----------

            OIL AND GAS 5.2%
   7,800    Anadarko Petroleum Corp.                           384,540
   7,100    Apache Corp.                                       408,108
  22,900    Conoco, Inc.                                       636,620
  13,800    ENSCO International, Inc.                          376,188
  22,800    Ocean Energy, Inc.                                 494,076
  14,800    Suncor Energy, Inc.                                264,328
   8,900    Weatherford International, Ltd.*                   384,480
                                                           -----------
                                                             2,948,340
                                                           -----------

(LOGO)
AQUINAS FUNDS
--------------------------------------------------------------------------------

GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2002 (UNAUDITED)

 Number
of Shares                                                     Value
---------                                                     ------

            RETAIL 13.4%
   5,500    AutoZone, Inc.*                                $   425,150
  24,300    Bed, Bath and Beyond, Inc.*                        917,082
  12,150    Best Buy Co., Inc.*                                441,045
  11,700    Brinker International, Inc.*                       371,475
  12,500    Costco Wholesale Corp.*                            482,750
  12,500    Dollar Tree Stores, Inc.*                          492,625
   9,100    Home Depot, Inc.                                   334,243
   8,300    Kohl's Corp.*                                      581,664
  28,100    Limited Brands                                     598,530
  13,600    Lowe's Cos., Inc.                                  617,440
   9,300    Michaels Stores, Inc.*                             362,700
  16,500    Wal-Mart Stores, Inc.                              907,665
  16,800    Williams-Sonoma, Inc.*                             515,088
  18,800    Yum! Brands, Inc.*                                 549,900
                                                           -----------
                                                             7,597,357
                                                           -----------
            SEMICONDUCTORS 6.9%
  19,500    Applied Materials, Inc.*                           370,890
  35,200    Intel Corp.                                        643,104
  25,800    Intersil Corp.*                                    551,604
   9,900    KLA-Tencor Corp.*                                  435,501
  37,500    Microchip Technology, Inc.*                      1,028,625
   7,900    Novellus Systems, Inc.*                            268,600
   7,700    Qlogic Corp.*                                      293,370
  13,400    Texas Instruments, Inc.                            317,580
                                                           -----------
                                                             3,909,274
                                                           -----------

            TELECOMMUNICATIONS 0.0%
     200    AT&T Corp.                                           2,140
                                                           -----------

            TEXTILES 1.2%
   6,400    Cintas Corp.                                       316,352
   6,300    Mohawk Industries, Inc.*                           387,639
                                                           -----------
                                                               703,991
                                                           -----------

 Number
of Shares                                                      Value
---------                                                      -----

            TRANSPORTATION 2.0%
  10,200    C.H. Robinson Worldwide, Inc.                $     342,006
  12,600    United Parcel Service, Inc.                        778,050
                                                           -----------
                                                             1,120,056
                                                           -----------

            Total Common Stocks
            (cost $53,607,937)                              53,366,282
                                                           -----------

Principal
 Amount
---------

            CONVERTIBLE BOND 0.6%

 $338,000   Lamar Advertising Co.,
            5.25%, 9/15/06
            (cost $357,678)                                    341,380
                                                           -----------

            SHORT-TERM INVESTMENT 7.0%

3,934,493   UMB Bank, n.a., Money Market
            Fiduciary, Demand Deposit, 0.2%
            (cost $3,934,493)                                3,934,493
                                                           -----------

            Total Investments 102.0%
            (cost $57,900,108)                              57,642,155

            Liabilities less
            Other Assets (2.0)%                            (1,124,046)
                                                           -----------

            Net Assets 100.0%                              $56,518,109
                                                           ===========

            *Non-income producing security
            See notes to financial statements.

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AQUINAS FUNDS
--------------------------------------------------------------------------------

SMALL-CAP FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)

 Number
of Shares                                                      Value
---------                                                      -----


            COMMON STOCKS 93.7%

            APPAREL 1.3%
   5,800    Tommy Hilfiger Corp.*                            $  83,056
                                                           -----------

            AUTO PARTS AND EQUIPMENT 1.0%
   1,400    Superior Industries
            International, Inc.                                 64,750
                                                           -----------

            BIOTECHNOLOGY 3.6%
   3,400    Affymetrix, Inc.*                                   81,566
   2,100    Charles River Laboratories
            International, Inc.*                                73,605
   1,900    Transkaryotic Therapies, Inc.*                      68,495
                                                           -----------
                                                               223,666
                                                           -----------

            BUSINESS SERVICES 5.5%
   3,300    Alliance Data Systems Corp.*                        84,315
   2,800    The Corporate Executive Board Co.*                  95,900
     600    Hewitt Associates, Inc.*                            13,980
   4,850    Iron Mountain, Inc.*                               149,623
                                                           -----------
                                                               343,818
                                                           -----------

            CHEMICALS 1.5%
   2,900    The Lubrizol Corp.                                  97,150
                                                           -----------

            COMPUTER SERVICES 7.8%
   2,500    Affiliated Computer Services, Inc.*                118,700
   2,200    Anteon International Corp.*                         55,616
   4,200    The Bisys Group, Inc.*                             139,860
   1,400    Cognizant Technology
            Solutions Corp.*                                    75,250
   3,700    SunGard Data Systems, Inc.*                         97,976
                                                           -----------
                                                               487,402
                                                           -----------

 Number
of Shares                                                       Value
---------                                                       -----

            COMPUTER SOFTWARE 4.2%
   2,900    Certegy, Inc.*                                    $107,619
   2,000    Choicepoint, Inc.*                                  90,940
   2,900    Mercury Interactive Corp.*                          66,584
                                                           -----------
                                                               265,143
                                                           -----------

            DRUGS 1.8%
   1,800    Biovail Corp.*                                      52,128
   1,500    Medicis Pharmaceutical Corp.*                       64,140
                                                           -----------
                                                               116,268
                                                           -----------

            EDUCATION 4.6%
   1,000    Career Education Corp.*                             45,000
   3,300    Corinthian Colleges, Inc.*                         111,837
   1,700    Education Management Corp.*                         69,241
   3,300    Sylvan Learning Systems, Inc.*                      65,802
                                                           -----------
                                                               291,880
                                                           -----------

            ELECTRONICS 0.9%
   1,700    Cymer, Inc.*                                        59,568
                                                           -----------

            ELECTRONICS - MILITARY 0.5%
   1,000    Integrated Defense
            Technologies, Inc.*                                 29,430
                                                           -----------

            ENGINEERING AND CONSTRUCTION 0.6%
     600    EMCOR Group, Inc.*                                  35,220
                                                           -----------

            FINANCIAL SERVICES 4.3%
   1,400    Affiliated Managers Group*                          86,100
   4,500    AmeriCredit Corp.*                                 126,225
   1,700    Investment Technology Group, Inc.*                  55,590
                                                           -----------
                                                               267,915
                                                           -----------

(LOGO)
AQUINAS FUNDS
--------------------------------------------------------------------------------

SMALL-CAP FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2002 (UNAUDITED)

 Number
of Shares                                                       Value
---------                                                       -----

            HEALTH CARE SERVICES 2.7%
   1,850    Accredo Health, Inc.*                            $  85,359
   1,900    Triad Hospitals, Inc.*                              81,168
                                                           -----------
                                                               166,527
                                                           -----------

            HOME BUILDERS 4.4%
   2,900    Lennar Corp.                                       177,480
   3,400    Toll Brothers, Inc.*                                99,620
                                                           -----------
                                                               277,100
                                                           -----------

            INSURANCE 5.4%
   4,100    The PMI Group, Inc.                                156,620
   3,800    Radian Group, Inc.                                 185,630
                                                           -----------
                                                               342,250
                                                           -----------

            INTERNET 3.2%
   3,400    PayPal, Inc.*                                       68,683
   4,200    Retek, Inc.*                                       102,060
   1,200    Websense, Inc.*                                     30,684
                                                           -----------
                                                               201,427
                                                           -----------

            MACHINERY AND EQUIPMENT 1.6%
   1,350    Graco, Inc.                                         33,939
   1,800    Kennametal, Inc.                                    65,880
                                                           -----------
                                                                99,819
                                                           -----------

            MANUFACTURING 2.1%
   1,700    Griffon Corp.*                                      30,770
   1,400    Pentair, Inc.                                       67,312
     900    Roper Industries, Inc.                              33,570
                                                           -----------
                                                               131,652
                                                           -----------

 Number
of Shares                                                       Value
---------                                                       -----

            MEDIA 7.8%
   4,600    Emmis Communications Corp.*                      $  97,474
   1,400    Entercom Communications Corp.*                      64,260
   4,700    Hispanic Broadcasting Corp.*                       122,670
     900    Lin TV Corp.*                                       24,336
   6,000    Radio One, Inc., Class D*                           89,220
   2,400    Scholastic Corp.*                                   90,960
                                                           -----------
                                                               488,920
                                                           -----------

            MEDICAL INSTRUMENTS 0.4%
   1,700    Endocare, Inc.*                                     22,457
                                                           -----------

            OIL AND GAS 6.4%
   1,400    Evergreen Resources, Inc.*                          59,500
   2,900    FMC Technologies, Inc.*                             60,204
   2,500    Grant Prideco, Inc.*                                34,000
   1,800    National-Oilwell, Inc.*                             37,890
   2,400    Noble Energy, Inc.                                  86,520
   3,700    Pogo Producing Co.                                 120,694
                                                           -----------
                                                               398,808
                                                           -----------

            PERSONAL SERVICES 1.4%
   2,700    Bright Horizons Family
            Solutions, Inc.*                                    89,397
                                                           -----------

            RETAIL 11.5%
   2,200    99 Cents Only Stores*                               56,430
   3,450    AnnTaylor Stores Corp.*                             87,595
   1,100    Borders Group, Inc.*                                20,240
   1,650    The Cheesecake Factory, Inc.*                       58,542
   4,050    Copart, Inc.*                                       65,732
   3,000    Furniture Brands International, Inc.*               90,750
   2,050    Hot Topic, Inc.*                                    54,755
   1,300    Sonic Corp.*                                        40,833
   2,000    Too, Inc.*                                          61,600
   1,650    The Wet Seal, Inc., Class A*                        40,095
   4,700    Williams-Sonoma, Inc.*                             144,102
                                                           -----------
                                                               720,674
                                                           -----------

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AQUINAS FUNDS
--------------------------------------------------------------------------------

SMALL-CAP FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2002 (UNAUDITED)

 Number
of Shares                                                        Value
---------                                                        -----

            SEMICONDUCTORS 4.2%
   1,350    AstroPower, Inc.*                             $     26,514
   1,000    Emulex Corp.*                                       22,510
   3,100    ESS Technology, Inc.*                               54,374
   2,000    Semtech Corp.*                                      53,400
   2,700    Silicon Laboratories, Inc.*                         73,062
   1,500    Zoran Corp.*                                        34,365
                                                           -----------
                                                               264,225
                                                           -----------

            TEXTILES 1.2%
   1,200    Mohawk Industries, Inc.*                            73,836
                                                           -----------

            TRANSPORTATION 1.5%
   4,100    Swift Transportation Co., Inc.*                     95,530
                                                           -----------

            WASTE MANAGEMENT 2.3%
   4,100    Stericycle, Inc.*                                  145,181
                                                           -----------

            Total Common Stocks
            (cost $5,586,885)                                5,883,069
                                                           -----------

Principal
  Amount                                                       Value
---------                                                      -----


            SHORT-TERM INVESTMENT 8.1%

 $509,294   UMB Bank, n.a., Money Market
            Fiduciary, Demand Deposit, 0.2%
            (cost $509,294)                                $   509,294
                                                           -----------

            Total Investments 101.8%
            (cost $6,096,179)                                6,392,363

            Liabilities less
            Other Assets (1.8)%                              (116,270)
                                                           -----------

            Net Assets 100.0%                               $6,276,093
                                                            ==========

            *Non-income producing security
            See notes to financial statements.

(LOGO)
AQUINAS
-------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2002
(UNAUDITED)


                                                 FIXED INCOME            VALUE              GROWTH              SMALL-CAP
                                                     FUND                 FUND               FUND                 FUND
                                                     ----                 ----               ----                 ----
ASSETS:
  Investments at value (cost $49,436,959,
     $39,924,399, $57,900,108 and
     $6,096,179, respectively)                   $49,082,409          $38,611,678         $57,642,155         $6,392,363
  Receivable for securities sold                   1,701,064               40,388             882,067             40,062
  Capital shares receivable                              139              158,499             271,149              1,264
  Interest and dividends receivable                  734,113               35,717              22,853                726
  Receivable from adviser                              3,662                  295                   -              3,918
  Receivable for paydowns                             13,560                    -                   -                  -
  Prepaid expenses                                    12,711               14,106              15,567              8,774
  Cash                                                     -                    -                 879                500
                                                ------------         ------------        ------------       ------------
     Total Assets                                 51,547,658           38,860,683          58,834,670          6,447,607
                                                ------------         ------------        ------------       ------------

LIABILITIES:
  Payable for securities purchased                 2,694,106               18,967           2,216,198            154,467
  Capital shares payable                             426,049                4,340               7,411                  -
  Dividend payable                                   195,311                    -                   -                  -
  Payable to custodian                                25,896                    -                   -                  -
  Accrued expenses                                    35,213               34,590              46,053             10,464
  Accrued investment advisory fee                     24,362               32,446              46,899              6,583
                                                ------------         ------------        ------------       ------------
     Total Liabilities                             3,400,937               90,343           2,316,561            171,514
                                                ------------         ------------        ------------       ------------
NET ASSETS                                       $48,146,721          $38,770,340         $56,518,109         $6,276,093
                                                ============         ============        ============       ============
NET ASSETS CONSIST OF:
  Capital stock                              $           490      $           418     $           428      $         120
  Paid-in-capital in excess of par                48,674,879           45,531,992          61,847,515          7,666,059
  Undistributed net investment income                 47,798                    -                   -                  -
  Undistributed net realized loss
     on investments                                (221,896)          (5,449,349)         (5,071,881)        (1,686,270)
  Net unrealized appreciation (depreciation)
      on investments                               (354,550)          (1,312,721)           (257,953)            296,184
                                                ------------         ------------        ------------       ------------
NET ASSETS                                       $48,146,721          $38,770,340         $56,518,109         $6,276,093
                                                ============         ============        ============       ============
 CAPITAL STOCK, $.0001 PAR VALUE:
  Authorized                                     125,000,000          125,000,000         125,000,000        125,000,000
  Issued and outstanding                           4,898,749            4,180,542           4,293,695          1,203,235

NET ASSET VALUE,
REDEMPTION PRICE AND
OFFERING PRICE PER SHARE                               $9.83                $9.27              $13.16              $5.22

See notes to financial statements.

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STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)


                                                       FIXED INCOME         VALUE           GROWTH           SMALL-CAP
                                                           FUND              FUND            FUND               FUND
                                                           ----              ----            ----               ----
INVESTMENT INCOME:
  Interest                                            $ 1,541,575    $        1,454      $     10,635     $          400
  Dividends                                                     -           313,148           161,838              4,550
                                                        1,541,575           314,602           172,473              4,950
EXPENSES:
  Investment advisory fees                                146,584           212,548           295,183             37,490
  Administration and fund accounting fees                  42,247            36,753            51,044              5,187
  Shareholder servicing fees                               28,568            33,076            46,192             16,979
  Professional fees                                        13,784            12,602            16,981              1,527
  Federal and state registration fees                       8,055             8,147             9,840              6,642
  Custody fees                                              5,585             6,639             6,863              4,068
  Reports to shareholders                                   4,883             4,267             5,998                569
  Directors' fees                                           3,024             2,589             3,632                347
  12b-1 fees                                                    -                 -                 -              7,498
  Other                                                    10,984             3,291             4,699              1,999
                                                     ------------      ------------      ------------      -------------
  Total expenses before waiver                            263,714           319,912           440,432             82,306
  Waiver of fees                                         (19,408)           (1,034)                 -           (23,821)
                                                     ------------      ------------      ------------      -------------

    Net Expenses                                          244,306           318,878           440,432             58,485
                                                     ------------      ------------      ------------      -------------

NET INVESTMENT INCOME (LOSS)                            1,297,269           (4,276)         (267,959)           (53,535)
                                                     ------------      ------------      ------------      -------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on investments                 125,914       (1,821,075)         (980,353)          (462,435)
  Change in unrealized appreciation/
    depreciation on investments                       (1,337,382)       (2,178,194)       (4,852,306)          (489,361)
                                                     ------------      ------------      ------------      -------------

  Net Loss on Investments                             (1,211,468)       (3,999,269)       (5,832,659)          (951,796)
                                                     ------------      ------------      ------------      -------------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS                     $     85,801      $(4,003,545)      $(6,100,618)       $(1,005,331)
                                                     ============      ============      ============       ============

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS


                                                           FIXED INCOME                                VALUE
                                                               FUND                                    FUND
                                                               ----                                    ----

                                                Six months                               Six months
                                                   ended               Year                ended                 Year
                                               June 30, 2002           ended           June 30, 2002             ended
                                                (Unaudited)        Dec. 31, 2001        (Unaudited)          Dec. 31, 2001
                                                -----------        -------------        -----------         --------------

OPERATIONS:
  Net investment income (loss)                    $1,297,269          $2,546,502            $(4,276)              $4,092
  Net realized gain (loss) on investments            125,914             447,955         (1,821,075)           (228,720)
  Change in unrealized appreciation/
    depreciation on investments                  (1,337,382)           1,145,774         (2,178,194)         (3,222,127)
                                                ------------       -------------       -------------       -------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                         85,801           4,140,231         (4,003,545)         (3,446,755)
                                                ------------       -------------       -------------       -------------

DISTRIBUTIONS OF:
  Net investment income                          (1,274,235)         (2,557,467)                   -             (7,192)
  Net realized gains                                       -                   -                   -                   -
  Return of capital                                        -                   -                   -            (10,413)
                                                ------------       -------------       -------------       -------------
    Total Distributions                          (1,274,235)         (2,557,467)                   -            (17,605)
                                                ------------       -------------       -------------       -------------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                      2,836,008          20,834,714           2,579,140           9,511,005
  Shares issued to holders in
    reinvestment of distributions                  1,049,892           2,493,895                   -              17,223
  Shares redeemed                                (3,807,370)        (20,725,238)         (4,960,542)        (15,880,288)
                                                ------------       -------------       -------------       -------------
    Net Increase (Decrease)                           78,530           2,603,371         (2,381,402)         (6,352,060)
                                                ------------       -------------       -------------       -------------

TOTAL INCREASE (DECREASE) IN
NET ASSETS                                       (1,109,904)           4,186,135         (6,384,947)         (9,816,420)

NET ASSETS:
  Beginning of period                             49,256,625          45,070,490          45,155,287          54,971,707
                                                ------------       -------------       -------------       -------------
  End of period                                  $48,146,721         $49,256,625         $38,770,340         $45,155,287
                                                ============        ============        ============        ============

See notes to financial statements.

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AQUINAS FUNDS
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
                                                           GROWTH                                   SMALL-CAP
                                                            FUND                                       FUND
                                                           ------                                     ------

                                                Six months                               Six months
                                                  ended                 Year               ended               Year
                                              June 30, 2002            ended           June 30, 2002           ended
                                               (Unaudited)         Dec. 31, 2001        (Unaudited)        Dec. 31, 2001
                                                ----------         --------------       ------------       -------------

OPERATIONS:
  Net investment income (loss)                $    (267,959)      $    (505,663)      $     (53,535)      $     (87,527)
  Net realized gain (loss) on investments          (980,353)         (3,473,439)           (462,435)         (1,088,787)
  Change in unrealized appreciation/
    depreciation on investments                  (4,852,306)         (7,050,947)           (489,361)             660,044
                                                ------------       -------------       -------------       -------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                    (6,100,618)        (11,030,049)         (1,005,331)           (516,270)
                                                ------------       -------------       -------------       -------------

DISTRIBUTIONS OF:
  Net investment income                                    -                   -                   -                   -
  Net realized gains                                       -                   -                   -            (28,888)
  Return of capital                                        -                   -                   -                   -
                                                ------------       -------------       -------------       -------------
    Total Distributions                                    -                   -                   -            (28,888)
                                                ------------       -------------       -------------       -------------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                      5,698,796          32,251,298           1,722,006           5,858,127
  Shares issued to holders in
    reinvestment of distributions                          -                   -                   -              28,657
  Shares redeemed                                (4,041,269)        (28,596,351)           (648,649)         (5,549,312)
                                                ------------       -------------       -------------       -------------
    Net Increase (Decrease)                        1,657,527           3,654,947           1,073,357             337,472
                                                ------------       -------------       -------------       -------------

TOTAL INCREASE (DECREASE) IN
NET ASSETS                                       (4,443,091)         (7,375,102)              68,026           (207,686)

NET ASSETS:
  Beginning of period                             60,961,200          68,336,302           6,208,067           6,415,753
                                                ------------       -------------       -------------       -------------
  End of period                                  $56,518,109         $60,961,200         $ 6,276,093         $ 6,208,067
                                                ============        ============        ============        ============


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FINANCIAL HIGHLIGHTS

                                                                          FIXED INCOME FUND
                                           --------------------------------------------------------------------------------

                                              Six months      Year       Year          Year           Year         Year
                                                ended        ended       ended        ended          ended         ended
                                            June 30, 2002   Dec. 31,   Dec. 31,      Dec. 31,       Dec. 31,     Dec. 31,
                                             (Unaudited)      2001       2000          1999           1998         1997
                                              ----------     -----       -----        -----          -----         -----

Net Asset Value, Beginning of Period           $10.07       $  9.73      $9.47        $10.18        $10.17       $  9.90

Income (Loss) from Investment Operations:
  Net investment income                          0.26          0.55       0.58          0.53          0.54          0.55
  Net realized and unrealized
   gains (losses) on investments               (0.24)          0.34       0.25        (0.71)          0.17          0.27
                                              -------       -------    -------       -------       -------       -------
   Total from Investment Operations              0.02          0.89       0.83        (0.18)          0.71          0.82
                                              -------       -------    -------       -------       -------       -------

Less Distributions:
  Dividends from net investment income         (0.26)        (0.55)     (0.57)        (0.53)        (0.54)        (0.55)
  Distributions from net realized gains             -             -          -             -        (0.16)             _
                                              -------       -------    -------       -------       -------       -------
   Total Distributions                         (0.26)        (0.55)     (0.57)        (0.53)        (0.70)        (0.55)
                                              -------       -------    -------       -------       -------       -------

Net Asset Value, End of Period                $  9.83        $10.07      $9.73       $  9.47        $10.18        $10.17
                                              =======       =======    =======       =======       =======       =======

Total Return(1)                                 0.19%         9.33%      9.11%       (1.86)%         7.17%         8.54%

Supplemental Data and Ratios:
  Net assets, end of period
   (in thousands)                             $48,147       $49,256    $45,070       $42,154       $42,865       $40,699
Ratio to Average Net Assets of:(2)
  Expenses, net of waivers                      1.00%         1.00%      1.00%         1.00%         1.00%         0.99%
  Expenses, before waivers                      1.08%         1.09%      1.07%         1.02%         1.03%         1.05%
  Net investment income (loss),
   net of waivers                               5.31%         5.43%      6.05%         5.37%         5.27%         5.54%
  Net investment income (loss),
   before waivers                               5.23%         5.34%      5.98%         5.35%         5.24%         5.48%
Portfolio turnover rate(1)                        73%          158%       152%          131%          120%          102%

(1) Not annualized for the six months ended June 30, 2002.
(2) Annualized for the six months ended June 30, 2002.


                                                                              VALUE FUND
                                            ------------------------------------------------------------------------------

                                              Six months     Year        Year          Year            Year         Year
                                                ended        ended      ended         ended           ended        ended
                                            June 30, 2002  Dec. 31,    Dec. 31,      Dec. 31,        Dec. 31,     Dec. 31,
                                             (Unaudited)     2001        2000          1999            1998         1997
                                             -----------     -----      -----         -----           -----        -----


Net Asset Value, Beginning of Period           $10.22        $10.91     $11.34        $13.21        $14.89        $13.26

Income (Loss) from Investment Operations:
  Net investment income                             -             -       0.17          0.21          0.23          0.26
  Net realized and unrealized
   gains (losses) on investments               (0.95)        (0.69)     (0.31)        (0.09)          0.57          3.40
                                              -------       -------    -------       -------       -------       -------
   Total from Investment Operations            (0.95)        (0.69)     (0.14)          0.12          0.80          3.66
                                              -------       -------    -------       -------       -------       -------

Less Distributions:
  Dividends from net investment income              -             -     (0.16)        (0.20)        (0.23)        (0.26)
  Distributions from net realized gains             -             -     (0.13)        (1.79)        (2.25)        (1.77)
                                              -------       -------    -------       -------       -------       -------
   Total Distributions                              -             -     (0.29)        (1.99)        (2.48)        (2.03)
                                              -------       -------    -------       -------       -------       -------

Net Asset Value, End of Period                $  9.27        $10.22     $10.91        $11.34        $13.21        $14.89
                                              =======       =======    =======       =======       =======       =======

Total Return(1)                               (9.30)%       (6.29)%    (1.19)%         1.12%         5.50%        27.85%
Supplemental Data and Ratios:
  Net assets, end of period
   (in thousands)                             $38,770       $45,155    $54,972       $57,813       $64,877       $73,594
Ratio to Average Net Assets of:(2)
  Expenses, net of waivers                      1.50%         1.49%      1.42%         1.38%         1.36%         1.37%
  Expenses, before waivers                      1.51%         1.49%      1.42%         1.38%         1.36%         1.37%
  Net investment income (loss),
   net of waivers                             (0.02)%         0.01%      1.53%         1.56%         1.49%         1.74%
  Net investment income (loss),
   before waivers                             (0.03)%         0.01%      1.53%         1.56%         1.49%         1.74%
Portfolio turnover rate(1)                        23%           64%        81%          100%           64%           42%

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FINANCIAL HIGHLIGHTS (CONT'D.)


                                                                              GROWTH FUND
                                           ---------------------------------------------------------------------------------

                                             Six months        Year        Year         Year         Year           Year
                                                ended         ended        ended        ended        ended          ended
                                            June 30, 2002    Dec. 31,    Dec. 31,     Dec. 31,     Dec. 31,       Dec. 31,
                                             (Unaudited)       2001        2000         1999         1998           1997
                                            ------------      -----        -----        -----        -----          -----

Net Asset Value, Beginning of Period           $14.61        $17.41       $19.48        $17.57      $15.12        $13.45

Income (Loss) from Investment Operations:
  Net investment income (loss)                 (0.06)        (0.12)       (0.13)        (0.14)      (0.10)        (0.06)
  Net realized and unrealized
   gains (losses) on investments               (1.39)        (2.68)         0.63          4.20        3.40          3.93
                                              -------       -------      -------       -------     -------       -------
   Total from Investment Operations            (1.45)        (2.80)         0.50          4.06        3.30          3.87
                                              -------       -------      -------       -------     -------       -------

Less Distributions:
  Dividends from net investment income              -             -            -             -           -             -
  Distributions from net realized gains             -             -       (2.57)        (2.15)      (0.85)        (2.20)
                                              -------       -------      -------       -------     -------       -------
   Total Distributions                              -             -       (2.57)        (2.15)      (0.85)        (2.20)
                                              -------       -------      -------       -------     -------       -------

Net Asset Value, End of Period                 $13.16        $14.61       $17.41        $19.48      $17.57        $15.12
                                              =======       =======      =======       =======     =======       =======

Total Return(1)                               (9.92)%      (16.08)%        2.48%        23.12%      21.95%        28.97%

Supplemental Data and Ratios:
  Net assets, end of period
   (in thousands)                             $56,518       $60,961      $68,336       $59,867     $47,400       $35,990
Ratio to Average Net Assets of:(2)
  Expenses, net of waivers                      1.49%         1.50%        1.41%         1.41%       1.42%         1.49%
  Expenses, before waivers                      1.49%         1.50%        1.41%         1.41%       1.42%         1.49%
  Net investment income (loss),
   net of waivers                             (0.91)%       (0.81)%      (0.77)%       (0.83)%     (0.71)%       (0.66)%
  Net investment income (loss),
   before waivers                             (0.91)%       (0.81)%      (0.77)%       (0.83)%     (0.71)%       (0.66)%
Portfolio turnover rate(1)                        45%           99%          95%           99%         96%          104%

(1) Not annualized for the six months ended June 30, 2002.
(2) Annualized for the six months ended June 30, 2002.

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--------------------------------------------------------------------------------

                                                                      SMALL-CAP FUND
                                    -------------------------------------------------------------------------------------
                                              Six months      Year         Year          Year        Year           Year
                                                ended        ended         ended        ended        ended          ended
                                            June 30, 2002   Dec. 31,     Dec. 31,      Dec. 31,    Dec. 31,       Dec. 31,
                                             (Unaudited)      2001         2000          1999        1998           1997

Net Asset Value, Beginning of Period            $6.08         $6.85       $10.40        $11.34      $11.58        $11.53

Income (Loss) from Investment Operations:
  Net investment income (loss)                 (0.04)        (0.08)         0.30          0.27        0.28          0.31
  Net realized and unrealized
   gains (losses) on investments               (0.82)        (0.66)         0.03          0.17        0.68          1.95
                                              -------       -------      -------       -------     -------       -------
   Total from Investment Operations            (0.86)        (0.74)         0.33          0.44        0.96          2.26
                                              -------       -------      -------       -------     -------       -------

Less Distributions:
  Dividends from net investment income              -             -       (0.30)        (0.26)      (0.28)        (0.30)
  Distributions from net realized gains             -        (0.03)       (3.58)        (1.12)      (0.92)        (1.91)
                                              -------       -------      -------       -------     -------       -------
   Total Distributions                              -        (0.03)       (3.88)        (1.38)      (1.20)        (2.21)
                                              -------       -------      -------       -------     -------       -------

Net Asset Value, End of Period                  $5.22         $6.08      $  6.85        $10.40      $11.34        $11.58
                                              =======       =======      =======       =======     =======       =======

Total Return(1)                              (14.14)%      (10.83)%        3.19%         4.06%       8.46%        19.91%

Supplemental Data and Ratios:
  Net assets, end of period
   (in thousands)                              $6,276        $6,208       $6,416       $24,936     $27,089       $29,164
Ratio to Average Net Assets of:(2)
  Expenses, net of waivers                      2.74%         2.81%        1.68%         1.53%       1.49%         1.52%
  Expenses, before waivers                      1.49%         1.50%        1.41%         1.41%       1.42%         1.49%
  Net investment income (loss),
   net of waivers                             (1.79)%       (1.46)%        2.51%         2.39%       2.38%         2.44%
  Net investment income (loss),
   before waivers                             (2.58)%       (2.32)%        2.35%         2.36%       2.33%         2.37%
Portfolio turnover rate(1)                        47%          102%         130%          118%        102%           94%

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NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED)

1. ORGANIZATION
The Aquinas Funds, Inc. was incorporated on October 20, 1993 as a Maryland Corporation and is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). The Fixed Income, Value, Growth and Small-Cap Funds (the "Funds") are separate, diversified portfolios of The Aquinas Funds, Inc. Prior to November 1, 2000, the Value Fund was known as the Equity Income Fund; the Growth Fund was known as the Equity Growth Fund and the Small-Cap Fund was known as the Balanced Fund. The Funds are managed by Aquinas Investment Advisors, Inc. (the "Advisor") and commenced operations on January 3, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The presentation of financial statements in conformity with these accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

a) Investment Valuation - Securities traded over-the-counter or on a national securities exchange are valued on the basis of market value in their principal and most representative market. Securities where the principal and most representative market is a national securities exchange are valued at the latest reported sale price on such exchange. Exchange-traded securities for which there were no transactions are valued at the latest reported bid price. Securities traded on only over-the-counter markets are valued at the latest bid prices. Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service, subject to review by the Funds' Advisor and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price. Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates value. Securities for which quotations are not readily available and other assets are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Directors.

b) Delayed Delivery Transactions - The Funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

c) Federal Income Taxes - No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code available to regulated investment companies and intend to continue to so comply in future years.

d) Distributions to Shareholders - The Value Fund and the Growth Fund pay dividends of net investment income, if any, quarterly while the Fixed Income Fund and the Small-Cap Fund pay dividends from net investment income monthly and annually, respectively.

Distributions of net realized capital gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

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--------------------------------------------------------------------------------

Accordingly, at June 30, 2002, reclassifications were recorded to increase (decrease) paid-in capital in excess of par by $0, $(4,276), $(267,959) and $(53,535), increase (decrease) undistributed net investment income by $(2,585), $4,276, $267,959 and $53,535, and increase (decrease) undistributed net realized loss by $2,585, $0, $0 and $0 for the Fixed Income, Value, Growth and Small-Cap Funds, respectively.

e) Expenses - Each Fund is charged for those expenses that are directly attributable to it, such as investment advisory and custody fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

f) Other - Investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date. Premiums and discounts on securities purchased are amortized using the level yield to maturity method.

3. INVESTMENT ADVISORY AGREEMENT
Each Fund has entered into an agreement with the Advisor, with whom certain officers of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement for the six months ended June 30, 2002, the Funds paid the Advisor a fee, computed daily and payable monthly, at the annual rate of the following percentages of average daily net assets: 0.60% for the Fixed Income Fund; 1.00% for the Value and Growth Funds; and 1.25% for the Small-Cap Fund.

The Advisor voluntarily agreed to reimburse its management fee to the extent that total annual operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) exceeded 1.00% of the average daily net assets of the Fixed Income Fund, 1.50% of the average daily net assets of the Value and Growth Funds and 1.95% of the average daily net assets of the Small-Cap Fund, respectively, computed on a daily basis. For the six months ended June 30, 2002, expenses of $19,408, $1,034 and $23,821 were waived by the Advisor in the Fixed Income, Value and Small-Cap Funds, respectively.

4. SERVICE AND DISTRIBUTION PLAN
The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of each Fund's average daily net assets. As of June 30, 2002, the Small-Cap Fund was the only Fund participating in the Plan.

(LOGO)
AQUINAS

5. CAPITAL SHARE TRANSACTIONS
   Transactions in shares of the Funds for the six months ended June 30, 2002, were as follows:

                                       Fixed Income             Value             Growth       Small-Cap
                                           Fund                 Fund               Fund           Fund
                                           ----                 ----               ----           ----

  Shares sold                              283,087              259,325           406,019       295,520
  Shares issued to holders in
   reinvestment of distributions           105,288                    -                 -             -
  Shares redeemed                        (380,983)            (494,999)         (286,075)     (112,803)
                                      ------------        -------------      ------------   -----------
   Net Increase (Decrease)                   7,392            (235,674)           119,944       182,717
                                      ============        =============      ============   ===========

  Transactions in shares of the Funds for the year ended December 31, 2001, were as follows:


                                       Fixed Income             Value             Growth       Small-Cap
                                           Fund                 Fund               Fund           Fund
                                           ----                 ----               ----           ----

  Shares sold                            2,088,562              925,926         2,191,014       980,829
  Shares issued to holders in
   reinvestment of distributions           249,828                1,704                 -         4,713
  Shares redeemed                      (2,077,467)          (1,550,295)       (1,942,868)     (901,059)
                                      ------------        -------------      ------------   -----------
   Net Increase (Decrease)                 260,923            (622,665)           248,146        84,483
                                       ===========        =============      ============   ===========

6.INVESTMENT TRANSACTIONS
  The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended June 30, 2002, were as follows:

                                       Fixed Income             Value             Growth       Small-Cap
                                           Fund                 Fund               Fund           Fund
                                           ----                 ----               ----           ----

  Purchases
   U.S. Government                     $11,975,242                    -                 -             -
   Other                                22,431,810           $9,418,665       $27,247,350    $3,577,797
  Sales
   U.S. Government                      10,616,157                    -                 -             -
   Other                                24,189,504           10,906,932        25,527,224     2,756,321

  At June 30, 2002, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes of $49,496,527, $40,121,065, $57,962,936 and $6,118,356 were as follows:

                                      Fixed Income             Value             Growth       Small-Cap
                                           Fund                 Fund               Fund           Fund
                                           ----                 ----               ----           ----
  Appreciation                         $ 1,311,158         $  2,907,289      $  5,030,409     $ 708,850
  Depreciation                         (1,725,276)          (4,416,676)       (5,351,190)     (434,843)
                                      ------------        -------------      ------------   -----------
  Net Appreciation (Depreciation)
   on Investments                    $   (414,118)         $(1,509,387)     $   (320,781)     $ 274,007
                                       ===========        =============      ============   ===========

(LOGO)
THE AQUINAS FUNDS, INC.
P.O. Box 219533
Kansas City, MO 64121-9533
Telephone: 1-800-423-6369


This report is submitted for the general information of shareholders of The Aquinas Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds. The prospectus includes more complete information about management fees and expenses. Please read the prospectus carefully.